Revenues	12 Months Ended
Dec. 31, 2012
Revenues [Text Block]

15. Revenues

The Group’s revenues are primarily derived from the distribution of self-manufactured pharmaceutical products and one franchised product.

The Group operates and manages its business solely in the PRC and sales were predominately made to customers located in the PRC.

The Group’s products are subject to price control by the PRC government. The maximum prices of the products are published by the price administration authorities from time to time.

The Group’s revenues are analyzed as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000
Domestic sales:
-EPIAO	250,854	317,889	372,912	59,857
-TPIAO	128,717	164,839	210,391	33,770
-Intefen	5,358	5,229	4,649	746
-Inleusin	2,041	2,788	2,963	476
-Iron	17,187	24,859	34,268	5,500
Export sales	12,211	23,890	40,040	6,427
Others	2,260	2,120	4,725	758

Total revenues	418,628	541,614	669,948	107,534